SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2024
SHORT-TERM INVESTMENTS
SHORT-TERM INVESTMENTS

4.   SHORT-TERM INVESTMENTS

The following is a summary of short-term investments:

	As of December 31,
	2023	2024

	(HK$ in thousands)

Treasury bills	2,135,266	1,507,751
Financial assets at fair value through profit or loss	830,528	739,136
Money market funds	148,819	164,187
Total	3,114,613	2,411,074

For the years ended December 31, 2022, 2023 and 2024, the Group recorded realized gain of HK$23,059 thousand, HK$68,323 thousand and HK$99,856 thousand related to short-term investments in the consolidated statements of comprehensive income, respectively.